Financial instruments - additional disclosures (Details 5) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (215)	$ (281)
Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(81)	(143)
Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(452)	(527)
Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(296)	(424)
Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(452)	(527)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(81)	(143)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(81)	(143)
Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(215)	(281)
Level 3 of fair value hierarchy [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(452)	(527)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(215)	(281)
Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (452)	$ (527)